Unaudited Condensed Consolidated Interim Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities
Loss for the period	$ (153,504)	$ (86,854)
Adjustments for non-cash items:
Depreciation and amortization	14,748	10,934
Change in allowance for receivables	0	18,500
Change in inventory reserves	(6,936)	0
Loss on disposal of property, plant and equipment	0	323
Loss on sale of investment in joint venture	2,970	0
Share of net loss of joint venture	0	2,706
Finance income	(80,823)	(122,480)
Finance costs	277,414	64,300
Share-based payments	5,294	11,911
Exchange rate difference	(7,742)	3,081
Income tax expense / (benefit)	5,132	(49,854)
Operating cash flow before movement in working capital	56,553	(147,433)
Increase in inventories	(15,205)	(7,896)
(Increase) / decrease in trade receivables	(52,229)	16,665
Increase / (decrease) in liabilities with related parties	16,769	(102)
(Increase) / decrease in contract assets	(27,179)	1,215
Decrease in other assets	369	3,711
Decrease in trade and other payables	(21,758)	(6,182)
(Decrease) / increase in contract liabilities	(35,881)	37,679
(Decrease) / increase in other liabilities	(6,056)	4,395
Cash used in operations	(84,617)	(97,948)
Interest received	26	25
Interest paid	(41,037)	(29,427)
Income tax paid	(372)	(652)
Net cash used in operating activities	(126,000)	(128,002)
Cash flows from investing activities
Acquisition of property, plant and equipment	(10,271)	(22,594)
Disposal of property, plant and equipment	0	133
Acquisition of intangible assets	(1,430)	(2,764)
Restricted cash in connection with amended bond agreement	1,132	0
Net cash used in investing activities	(10,569)	(25,225)
Cash flows from financing activities
Repayments of borrowings	(75,059)	(84,507)
Repayments of principal portion of lease liabilities	(4,815)	(3,700)
Proceeds from new borrowings	67,500	93,561
Gross proceeds from equity offering	150,451	136,877
Fees from equity offering	(5,812)	(4,141)
Proceeds from warrants	4,841	6,365
Proceeds from exercise of options	76	0
Net cash generated from financing activities	137,182	144,455
Increase / (decrease) in cash and cash equivalents	613	(8,772)
Cash and cash equivalents at the beginning of the year	11,157	66,427
Effect of movements in exchange rates on cash held	(826)	2,811
Cash and cash equivalents at the end of the period	$ 10,944	$ 60,466